John Hancock

Absolute Return Currency Fund

Quarterly portfolio holdings 4/30/19

Fund’s investments

As of 4-30-19 (unaudited)

	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 103.3%					$1,175,670,707
(Cost $1,175,659,262)

U.S. Government 93.9%					1,068,136,038

U.S. Treasury Bill	2.365	05-23-19		233,000,000	232,664,319
U.S. Treasury Bill (A)	2.376	09-12-19		100,000,000	99,115,042
U.S. Treasury Bill	2.377	08-15-19		140,000,000	139,018,911
U.S. Treasury Bill	2.390	06-20-19		230,000,000	229,239,721
U.S. Treasury Bill	2.405	07-18-19		370,000,000	368,098,045

		Yield (%)		Shares	Value
Money market funds 9.4%					107,534,669

State Street Institutional Treasury Plus Money Market Fund, Premier Class		2.3633	(B)	107,534,669	107,534,669

Total investments (Cost $1,175,659,262) 103.3%					$1,175,670,707
Other assets and liabilities, net (3.3%)					(37,592,576)
Total net assets 100.0%					$1,138,078,131

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	The rate shown is the annualized seven-day yield as of 4-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

2 JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
Contract to buy		Contract to sell			settlement	Unrealized	Unrealized
				Counterparty (OTC)	date	appreciation	depreciation
AUD	176,372,859	USD	124,580,054	CITI	6/19/2019	—	$(103,254)
AUD	642,144,643	USD	453,254,508	DB	6/19/2019	—	(54,895)
AUD	323,245,076	USD	229,989,562	MSCS	6/19/2019	—	(1,856,313)
CAD	237,200,118	USD	177,259,739	CITI	6/19/2019	$14,936	—
CAD	290,812,895	USD	217,729,343	DB	6/19/2019	—	(386,442)
CAD	120,409,108	USD	90,260,585	MSCS	6/19/2019	—	(271,229)
EUR	193,352,124	USD	219,071,733	CITI	6/19/2019	—	(1,322,056)
EUR	1,080,631,983	USD	1,224,831,515	DB	6/19/2019	—	(7,843,250)
EUR	141,326,778	USD	160,293,538	MSCS	6/19/2019	—	(1,133,868)
GBP	330,737,803	USD	437,348,114	CITI	6/19/2019	—	(4,965,163)
GBP	450,300,539	USD	588,866,346	DB	6/19/2019	—	(175,626)
GBP	12,862,997	USD	16,712,362	MSCS	6/19/2019	103,801	—
JPY	21,793,978,652	USD	197,865,591	CITI	6/19/2019	—	(1,449,298)
JPY	35,818,813,871	USD	324,460,237	DB	6/19/2019	—	(1,646,360)
JPY	5,837,224,057	USD	52,733,188	MSCS	6/19/2019	—	(125,726)
NOK	118,804,855	USD	13,837,819	CITI	6/19/2019	—	(41,311)
NOK	572,219,061	USD	66,859,279	DB	6/19/2019	—	(408,919)
NOK	3,127,379,988	USD	366,318,935	MSCS	6/19/2019	—	(3,144,166)
NZD	256,011,017	USD	174,497,229	CITI	6/19/2019	—	(3,358,250)
NZD	638,383,893	USD	435,625,244	DB	6/19/2019	—	(8,876,551)
NZD	619,235,624	USD	422,159,911	MSCS	6/19/2019	—	(8,211,508)
SEK	1,137,690,078	USD	122,237,041	CITI	6/19/2019	—	(1,987,420)
SEK	3,431,627,954	USD	369,965,880	DB	6/19/2019	—	(7,255,543)
SEK	1,078,329,477	USD	116,970,368	MSCS	6/19/2019	—	(2,994,942)
SGD	547,798,913	USD	403,722,474	CITI	6/19/2019	—	(645,421)
SGD	36,032,715	USD	26,646,808	DB	6/19/2019	—	(133,502)
SGD	158,273,316	USD	117,092,674	MSCS	6/19/2019	—	(633,256)
USD	127,692,617	AUD	180,680,907	CITI	6/19/2019	175,370	—
USD	450,567,856	AUD	636,972,694	DB	6/19/2019	1,018,395	—
USD	231,028,994	AUD	327,553,124	MSCS	6/19/2019	—	(144,700)
USD	314,352,950	CAD	419,546,386	CITI	6/19/2019	799,357	—
USD	406,106,599	CAD	543,285,486	DB	6/19/2019	74,936	—
USD	278,502,703	CAD	372,881,699	MSCS	6/19/2019	—	(175,414)
USD	403,363,553	EUR	355,825,294	CITI	6/19/2019	2,639,520	—
USD	784,592,178	EUR	692,373,684	DB	6/19/2019	4,853,413	—
USD	13,954,521	EUR	12,312,903	MSCS	6/19/2019	87,951	—
USD	610,789,841	GBP	467,621,225	CITI	6/19/2019	—	(544,705)
USD	423,918,955	GBP	323,095,970	DB	6/19/2019	1,526,389	—
USD	196,024,564	GBP	149,746,419	MSCS	6/19/2019	256,805	—
USD	249,996,450	JPY	27,605,248,115	CITI	6/19/2019	1,206,603	—
USD	376,322,221	JPY	41,630,083,334	DB	6/19/2019	1,134,793	—
USD	105,480,584	JPY	11,648,493,520	MSCS	6/19/2019	499,571	—
USD	99,707,877	NOK	852,588,035	CITI	6/19/2019	698,975	—
USD	150,836,404	NOK	1,306,002,241	DB	6/19/2019	—	(826,349)
USD	446,010,517	NOK	3,861,163,168	MSCS	6/19/2019	—	(2,376,643)
USD	56,034,218	NZD	81,937,068	DB	6/19/2019	1,260,693	—
USD	42,911,536	NZD	62,788,799	MSCS	6/19/2019	938,300	—
USD	82,142,471	SEK	758,396,209	CITI	6/19/2019	1,982,807	—
USD	326,742,758	SEK	3,052,334,085	DB	6/19/2019	4,122,370	—
USD	74,687,055	SEK	699,035,608	MSCS	6/19/2019	801,585	—
USD	200,471,523	SGD	271,357,945	CITI	6/19/2019	803,072	—
USD	283,080,271	SGD	383,879,098	DB	6/19/2019	617,397	—

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND 3

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	373,022,127	SGD	506,119,699	MSCS	6/19/2019	$613,143	—
						$26,230,182	$(63,092,080)

Derivatives Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations

CITI	Citibank, N.A.
DB	Deutsche Bank AG
MSCS	Morgan Stanley Capital Services, Inc.
OTC	Over-the-counter

See Notes to Fund’s investments regarding investment transactions and other derivatives information.

4 JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2019, all investments are categorized as Level 2 under the hierarchy described above, except for money market funds, which is categorized as Level 1.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2019, the fund used forward foreign currency contracts to manage and gain exposure to foreign currencies.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock Absolute Return Currency Fund.	364Q3 04/19 6/19